Income taxes - Summary of Movement of Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 67
Beginning balance	(25)
Ending balance	85	$ 67
Ending balance	(35)	(25)
Movement in deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	95	85
Recognized in profit or loss	32	12
Acquisition through business combination	0
Effects of movements in exchange rates	3	(2)
Ending balance	130	95
Deferred tax assets, offset amount	(45)	(28)
Net deferred tax assets	85	67
Movement in deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(53)	(49)
Recognized in profit or loss	(19)	(4)
Acquisition through business combination	(8)
Effects of movements in exchange rates	0
Ending balance	(80)	(53)
Deferred tax offset	45	28
Net deferred tax liabilities	$ (35)	$ (25)